Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USAA NASDAQ-100 INDEX FUND
Fund Shares (USNQX) and R6 Shares (URNQX)
SUPPLEMENT DATED JULY 11, 2019
TO THE FUND'S PROSPECTUS
DATED JULY 1, 2019

This supplement describes information affecting the R6 share class of the USAA Nasdaq-100 Index Fund (the "Fund"). The Average Annual Total Returns table found on page 12 of the Fund's prospectus is hereby supplemented with the following information:

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2018

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
R6 Shares
Return Before Taxes	-0.38%	–	–	9.85%	3/1/2017

Please note that after-tax returns are only shown for the Fund Shares and may differ for the R6 Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital.  Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

NAS-STATPRO-SUP1(0719)

Nasdaq-100 Index
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USAA NASDAQ-100 INDEX FUND
Fund Shares (USNQX) and R6 Shares (URNQX)
SUPPLEMENT DATED JULY 11, 2019
TO THE FUND'S PROSPECTUS
DATED JULY 1, 2019

This supplement describes information affecting the R6 share class of the USAA Nasdaq-100 Index Fund (the "Fund"). The Average Annual Total Returns table found on page 12 of the Fund's prospectus is hereby supplemented with the following information:

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2018

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
R6 Shares
Return Before Taxes	-0.38%	–	–	9.85%	3/1/2017

Please note that after-tax returns are only shown for the Fund Shares and may differ for the R6 Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital.  Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

NAS-STATPRO-SUP1(0719)

Nasdaq-100 Index | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.38%)
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10